Distribution Date:	10/17/23	BBCMS Mortgage Trust 2017-C1
Determination Date:	10/11/23
Next Distribution Date:	11/17/23
Record Date:	09/29/23	Commercial Mortgage Pass-Through Certificates
Series 2017-C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	4		Daniel Vinson	(212) 412-4000	daniel.vinson@barclays.com;
					SPLegalNotices@barclays.com
Certificate Interest Reconciliation Detail	5		745 Seventh Avenue | New York, NY 10019 | United States
Additional Information	6	Master Servicer	Wells Fargo Bank, National Association
Bond / Collateral Reconciliation - Cash Flows	7		Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Balances	8		Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	14-15		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	18	Representations Reviewer
Historical Detail	19		David Rodgers	(212) 230-9025
Delinquency Loan Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
Specially Serviced Loan Detail - Part 1	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	26		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	07332VAZ8	2.010000%	22,421,053.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	07332VBA2	3.189000%	66,989,474.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	07332VBC8	3.412000%	152,631,581.00	148,512,509.57	0.00	422,270.57	0.00	0.00	422,270.57	148,512,509.57	34.18%	30.00%
A-4	07332VBD6	3.674000%	319,560,000.00	319,560,000.00	0.00	978,386.20	0.00	0.00	978,386.20	319,560,000.00	34.18%	30.00%
A-SB	07332VBB0	3.488000%	37,421,053.00	26,200,406.18	625,175.09	76,155.85	0.00	0.00	701,330.94	25,575,231.09	34.18%	30.00%
A-S	07332VBE4	3.898000%	66,320,000.00	66,320,000.00	0.00	215,429.47	0.00	0.00	215,429.47	66,320,000.00	25.34%	22.25%
B	07332VBF1	4.089000%	43,856,843.00	43,856,843.00	0.00	149,442.19	0.00	0.00	149,442.19	43,856,843.00	19.49%	17.13%
C	07332VBG9	4.441000%	38,509,474.00	38,509,474.00	0.00	142,517.15	0.00	0.00	142,517.15	38,509,474.00	14.35%	12.63%
D	07332VAA3	3.540596%	43,856,846.00	43,856,846.00	0.00	129,399.48	0.00	0.00	129,399.48	43,856,846.00	8.51%	7.50%
E	07332VAC9	3.440596%	21,393,690.00	21,393,690.00	0.00	61,339.21	0.00	0.00	61,339.21	21,393,690.00	5.65%	5.00%
F	07332VAE5	3.440596%	8,556,843.00	8,556,843.00	0.00	24,533.87	0.00	0.00	24,533.87	8,556,843.00	4.51%	4.00%
G	07332VAG0	3.440596%	8,557,895.00	8,557,895.00	0.00	24,536.88	0.00	0.00	24,536.88	8,557,895.00	3.37%	3.00%
H*	07332VAJ4	3.440596%	25,672,986.00	25,286,084.69	0.00	64,839.30	0.00	0.00	64,839.30	25,286,084.69	0.00%	0.00%
V	07332VAW5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	07332VAY1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			855,747,738.00	750,610,591.44	625,175.09	2,288,850.17	0.00	0.00	2,914,025.26	749,985,416.35

X-A	07332VBJ3	1.455178%	599,023,161.00	494,272,915.75	0.00	599,379.16	0.00	0.00	599,379.16	493,647,740.66
X-B	07332VBH7	1.066567%	110,176,843.00	110,176,843.00	0.00	97,925.81	0.00	0.00	97,925.81	110,176,843.00
X-D	07332VAL9	1.079026%	82,366,320.00	82,366,320.00	0.00	74,062.83	0.00	0.00	74,062.83	82,366,320.00
X-E	07332VAN5	1.600000%	21,393,690.00	21,393,690.00	0.00	28,524.92	0.00	0.00	28,524.92	21,393,690.00
X-F	07332VAQ8	1.600000%	8,556,843.00	8,556,843.00	0.00	11,409.12	0.00	0.00	11,409.12	8,556,843.00
X-G	07332VAS4	1.600000%	8,557,895.00	8,557,895.00	0.00	11,410.53	0.00	0.00	11,410.53	8,557,895.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	07332VAU9	1.600000%	25,672,986.00	25,286,084.69	0.00	33,714.78	0.00	0.00	33,714.78	25,286,084.69
Notional SubTotal			855,747,738.00	750,610,591.44	0.00	856,427.15	0.00	0.00	856,427.15	749,985,416.35

Deal Distribution Total					625,175.09	3,145,277.32	0.00	0.00	3,770,452.41

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	07332VAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	07332VBA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	07332VBC8	973.01298065	0.00000000	2.76660025	0.00000000	0.00000000	0.00000000	0.00000000	2.76660025	973.01298065
A-4	07332VBD6	1,000.00000000	0.00000000	3.06166667	0.00000000	0.00000000	0.00000000	0.00000000	3.06166667	1,000.00000000
A-SB	07332VBB0	700.15149440	16.70650716	2.03510708	0.00000000	0.00000000	0.00000000	0.00000000	18.74161425	683.44498724
A-S	07332VBE4	1,000.00000000	0.00000000	3.24833338	0.00000000	0.00000000	0.00000000	0.00000000	3.24833338	1,000.00000000
B	07332VBF1	1,000.00000000	0.00000000	3.40749994	0.00000000	0.00000000	0.00000000	0.00000000	3.40749994	1,000.00000000
C	07332VBG9	1,000.00000000	0.00000000	3.70083346	0.00000000	0.00000000	0.00000000	0.00000000	3.70083346	1,000.00000000
D	07332VAA3	1,000.00000000	0.00000000	2.95049671	0.00000000	0.00000000	0.00000000	0.00000000	2.95049671	1,000.00000000
E	07332VAC9	1,000.00000000	0.00000000	2.86716364	0.00000000	0.00000000	0.00000000	0.00000000	2.86716364	1,000.00000000
F	07332VAE5	1,000.00000000	0.00000000	2.86716374	0.00000000	0.00000000	0.00000000	0.00000000	2.86716374	1,000.00000000
G	07332VAG0	1,000.00000000	0.00000000	2.86716301	0.00000000	0.00000000	0.00000000	0.00000000	2.86716301	1,000.00000000
H	07332VAJ4	984.92963343	0.00000000	2.52558467	0.29836966	9.89799122	0.00000000	0.00000000	2.52558467	984.92963343
V	07332VAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	07332VAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	07332VBJ3	825.13156073	0.00000000	1.00059430	0.00000000	0.00000000	0.00000000	0.00000000	1.00059430	824.08790311
X-B	07332VBH7	1,000.00000000	0.00000000	0.88880574	0.00000000	0.00000000	0.00000000	0.00000000	0.88880574	1,000.00000000
X-D	07332VAL9	1,000.00000000	0.00000000	0.89918828	0.00000000	0.00000000	0.00000000	0.00000000	0.89918828	1,000.00000000
X-E	07332VAN5	1,000.00000000	0.00000000	1.33333333	0.00000000	0.00000000	0.00000000	0.00000000	1.33333333	1,000.00000000
X-F	07332VAQ8	1,000.00000000	0.00000000	1.33333287	0.00000000	0.00000000	0.00000000	0.00000000	1.33333287	1,000.00000000
X-G	07332VAS4	1,000.00000000	0.00000000	1.33333372	0.00000000	0.00000000	0.00000000	0.00000000	1.33333372	1,000.00000000
X-H	07332VAU9	984.92963343	0.00000000	1.31323953	0.00000000	0.00000000	0.00000000	0.00000000	1.31323953	984.92963343

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/23 - 09/30/23	30	0.00	422,270.57	0.00	422,270.57	0.00	0.00	0.00	422,270.57	0.00
A-4	09/01/23 - 09/30/23	30	0.00	978,386.20	0.00	978,386.20	0.00	0.00	0.00	978,386.20	0.00
A-SB	09/01/23 - 09/30/23	30	0.00	76,155.85	0.00	76,155.85	0.00	0.00	0.00	76,155.85	0.00
X-A	09/01/23 - 09/30/23	30	0.00	599,379.16	0.00	599,379.16	0.00	0.00	0.00	599,379.16	0.00
X-B	09/01/23 - 09/30/23	30	0.00	97,925.81	0.00	97,925.81	0.00	0.00	0.00	97,925.81	0.00
X-D	09/01/23 - 09/30/23	30	0.00	74,062.83	0.00	74,062.83	0.00	0.00	0.00	74,062.83	0.00
X-E	09/01/23 - 09/30/23	30	0.00	28,524.92	0.00	28,524.92	0.00	0.00	0.00	28,524.92	0.00
X-F	09/01/23 - 09/30/23	30	0.00	11,409.12	0.00	11,409.12	0.00	0.00	0.00	11,409.12	0.00
X-G	09/01/23 - 09/30/23	30	0.00	11,410.53	0.00	11,410.53	0.00	0.00	0.00	11,410.53	0.00
X-H	09/01/23 - 09/30/23	30	0.00	33,714.78	0.00	33,714.78	0.00	0.00	0.00	33,714.78	0.00
A-S	09/01/23 - 09/30/23	30	0.00	215,429.47	0.00	215,429.47	0.00	0.00	0.00	215,429.47	0.00
B	09/01/23 - 09/30/23	30	0.00	149,442.19	0.00	149,442.19	0.00	0.00	0.00	149,442.19	0.00
C	09/01/23 - 09/30/23	30	0.00	142,517.15	0.00	142,517.15	0.00	0.00	0.00	142,517.15	0.00
D	09/01/23 - 09/30/23	30	0.00	129,399.48	0.00	129,399.48	0.00	0.00	0.00	129,399.48	0.00
E	09/01/23 - 09/30/23	30	0.00	61,339.21	0.00	61,339.21	0.00	0.00	0.00	61,339.21	0.00
F	09/01/23 - 09/30/23	30	0.00	24,533.87	0.00	24,533.87	0.00	0.00	0.00	24,533.87	0.00
G	09/01/23 - 09/30/23	30	0.00	24,536.88	0.00	24,536.88	0.00	0.00	0.00	24,536.88	0.00
H	09/01/23 - 09/30/23	30	245,746.36	72,499.34	0.00	72,499.34	7,660.04	0.00	0.00	64,839.30	254,110.99
Totals			245,746.36	3,152,937.36	0.00	3,152,937.36	7,660.04	0.00	0.00	3,145,277.32	254,110.99

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,770,452.41
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,163,452.62	Master Servicing Fee	4,122.23
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,463.87
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	312.75
ARD Interest	0.00	Operating Advisor Fee	1,145.02
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	181.40
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,163,452.62	Total Fees	10,515.27

Principal		Expenses/Reimbursements
Scheduled Principal	625,175.09	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	660.04
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	625,175.09	Total Expenses/Reimbursements	7,660.04

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,145,277.32
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	625,175.09
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,770,452.41
Total Funds Collected	3,788,627.71	Total Funds Distributed	3,788,627.72

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	750,610,591.44	750,610,591.44	Beginning Certificate Balance	750,610,591.44
(-) Scheduled Principal Collections	625,175.09	625,175.09	(-) Principal Distributions	625,175.09
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	749,985,416.35	749,985,416.35	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	750,642,367.71	750,642,367.71	Ending Certificate Balance	749,985,416.35
Ending Actual Collateral Balance	750,041,188.17	750,041,188.17

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.04%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	33,288,573.04	4.44%	38	5.0853	NAP	Defeased	6	33,288,573.04	4.44%	38	5.0853	NAP
	9,999,999 or less	27	160,568,184.86	21.41%	39	5.0784	1.731230	1.39 or less	17	238,142,480.57	31.75%	39	5.1343	0.853924
10,000,000 to 19,999,999		12	177,087,594.56	23.61%	39	5.1665	1.604443	1.40 to 1.49	1	14,053,713.53	1.87%	39	5.9500	1.441100
20,000,000 to 24,999,999		3	64,500,445.25	8.60%	40	4.9089	1.877849	1.50 to 1.59	2	10,079,803.42	1.34%	39	5.1720	1.555597
25,000,000 to 49,999,999		3	91,290,618.64	12.17%	39	4.9225	2.032025	1.60 to 1.69	5	75,268,891.53	10.04%	39	4.9640	1.669070
	50,000,000 or greater	4	223,250,000.00	29.77%	39	5.0492	1.703296	1.70 to 1.79	3	25,594,384.45	3.41%	38	4.8104	1.737714
	Totals	55	749,985,416.35	100.00%	39	5.0573	1.733732	1.80 to 1.99	6	118,928,742.44	15.86%	40	5.0383	1.863365
								2.00 or greater	15	234,628,827.37	31.28%	39	4.9831	2.633922
								Totals	55	749,985,416.35	100.00%	39	5.0573	1.733732
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	6	33,288,573.04	4.44%	38	5.0853	NAP
							Defeased	6	33,288,573.04	4.44%	38	5.0853	NAP
Alabama	2	50,874,426.82	6.78%	39	4.7688	1.678669
							Industrial	11	14,975,393.83	2.00%	38	4.7630	1.822800
California	16	166,755,203.46	22.23%	39	4.8765	1.599058
							Lodging	13	119,097,514.16	15.88%	40	5.5517	1.212226
Colorado	1	16,063,560.95	2.14%	39	4.8730	0.595200
							Mixed Use	1	37,000,000.00	4.93%	39	4.2993	2.595400
Connecticut	1	20,191,946.04	2.69%	40	4.7975	1.933200
							Mobile Home Park	2	1,900,479.11	0.25%	39	5.6700	2.419600
Florida	3	106,492,924.01	14.20%	39	5.2197	1.480144
							Multi-Family	7	44,088,253.16	5.88%	38	4.5759	2.125882
Illinois	8	9,821,524.52	1.31%	38	4.7630	1.822800
							Office	8	300,796,125.63	40.11%	39	5.0322	1.762046
Indiana	1	4,850,521.99	0.65%	40	5.3900	1.009300
							Retail	15	171,489,077.38	22.87%	39	5.0881	1.486854
Kansas	2	35,724,159.00	4.76%	40	4.7871	2.769264
							Self Storage	3	27,350,000.00	3.65%	39	4.8727	3.210501
Maryland	1	11,354,315.69	1.51%	38	5.3800	1.090400
							Totals	66	749,985,416.35	100.00%	39	5.0573	1.733732
Michigan	4	22,548,773.42	3.01%	39	5.3290	1.601578

Mississippi	2	6,797,287.87	0.91%	40	5.5453	0.439923

Missouri	2	6,602,370.01	0.88%	40	5.3459	1.702274

Nevada	1	14,053,713.53	1.87%	39	5.9500	1.441100

New York	1	56,250,000.00	7.50%	40	5.2788	2.464700

North Carolina	3	35,963,827.55	4.80%	40	5.6543	1.615137

Ohio	1	6,590,896.59	0.88%	40	5.6500	1.569200

Pennsylvania	1	15,706,434.63	2.09%	39	5.1510	0.986600

Tennessee	3	15,917,677.19	2.12%	38	4.9922	0.968702

Texas	3	17,364,258.69	2.32%	40	5.4173	1.866587

Washington	2	93,000,000.00	12.40%	40	4.7857	2.135237

Wisconsin	2	3,773,021.30	0.50%	38	4.7630	1.822800

Totals	66	749,985,416.35	100.00%	39	5.0573	1.733732

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	33,288,573.04	4.44%	38	5.0853	NAP	Defeased	6	33,288,573.04	4.44%	38	5.0853	NAP
	3.9999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	10	107,689,922.73	14.36%	38	4.3149	1.806314	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	7	138,330,900.82	18.44%	39	4.7447	2.073439	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.4999%	21	348,593,048.30	46.48%	39	5.1902	1.588131	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5000% to 5.9999%	10	115,568,443.67	15.41%	39	5.6490	1.805873	49 months or greater	49	716,696,843.31	95.56%	39	5.0560	1.742710
	6.0000% or greater	1	6,514,527.79	0.87%	40	6.2135	0.819600	Totals	55	749,985,416.35	100.00%	39	5.0573	1.733732
	Totals	55	749,985,416.35	100.00%	39	5.0573	1.733732
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	33,288,573.04	4.44%	38	5.0853	NAP	Defeased	6	33,288,573.04	4.44%	38	5.0853	NAP
	60 months or less	49	716,696,843.31	95.56%	39	5.0560	1.742710	Interest Only	12	338,500,000.00	45.13%	39	4.9105	1.805607
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	37	378,196,843.31	50.43%	39	5.1862	1.686416
	Totals	55	749,985,416.35	100.00%	39	5.0573	1.733732	299 months to 337 months	0	0.00	0.00%	0	0.0000	0.000000
								338 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	55	749,985,416.35	100.00%	39	5.0573	1.733732
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	33,288,573.04	4.44%	38	5.0853	NAP			No outstanding loans in this group
Underwriter's Information		3	31,479,204.60	4.20%	39	4.6168	2.095386
	12 months or less	46	685,217,638.71	91.36%	39	5.0761	1.726508
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	749,985,416.35	100.00%	39	5.0573	1.733732
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300571629	OF	Coral Gables	FL	Actual/360	5.020%	255,183.33	0.00	0.00	N/A	12/06/26	--	61,000,000.00	61,000,000.00	10/06/23
2	883100678	OF	New York	NY	Actual/360	5.279%	247,443.75	0.00	0.00	N/A	02/06/27	--	56,250,000.00	56,250,000.00	10/06/23
3	883100682	OF	Seattle	WA	Actual/360	5.107%	238,326.67	0.00	0.00	N/A	02/06/27	--	56,000,000.00	56,000,000.00	10/06/23
4	883100673	RT	Birmingham	AL	Actual/360	4.762%	198,416.67	0.00	0.00	N/A	01/01/27	--	50,000,000.00	50,000,000.00	10/01/23
6	300571647	OF	Orlando	FL	Actual/360	5.520%	167,169.10	50,490.41	0.00	N/A	01/06/27	--	36,341,109.05	36,290,618.64	10/06/23
7	307340007	MU	Seattle	WA	Actual/360	4.299%	71,655.00	0.00	0.00	N/A	01/06/27	--	20,000,000.00	20,000,000.00	10/06/23
7A	307340107				Actual/360	4.299%	60,906.75	0.00	0.00	N/A	01/06/27	--	17,000,000.00	17,000,000.00	10/06/23
8	307340008	OF	Los Angeles	CA	Actual/360	4.435%	110,875.00	0.00	0.00	N/A	12/06/26	--	30,000,000.00	30,000,000.00	10/06/23
9	307340009	LO	Garden Grove	CA	Actual/360	5.395%	88,029.33	24,216.91	0.00	N/A	02/06/27	--	19,579,476.65	19,555,259.74	09/06/23
9A	307340109				Actual/360	5.395%	44,014.66	12,108.46	0.00	N/A	02/06/27	--	9,789,738.35	9,777,629.89	09/06/23
10	883100687	LO	Charlotte	NC	Actual/360	5.503%	111,665.90	41,687.95	0.00	N/A	02/06/27	--	24,350,187.16	24,308,499.21	10/06/23
11	307340011	OF	Olathe	KS	Actual/360	4.640%	96,666.67	0.00	0.00	02/06/27	11/06/31	--	25,000,000.00	25,000,000.00	10/06/23
12	307340012	OF	New Haven	CT	Actual/360	4.798%	80,879.43	38,447.56	0.00	N/A	02/06/27	--	20,230,393.60	20,191,946.04	10/06/23
13	883100622	MF	San Bernardino	CA	Actual/360	4.269%	34,733.09	20,341.57	0.00	N/A	11/06/26	--	9,763,114.12	9,742,772.55	10/06/23
14	883100621	MF	Buena Park	CA	Actual/360	4.269%	33,271.63	19,485.65	0.00	N/A	11/06/26	--	9,352,312.03	9,332,826.38	10/06/23
15	307340015	RT	Moreno Valley	CA	Actual/360	5.098%	68,308.23	29,400.61	0.00	N/A	01/06/27	--	16,078,829.46	16,049,428.85	10/06/23
16	883100675	OF	Englewood	CO	Actual/360	4.873%	65,332.46	24,876.85	0.00	N/A	01/06/27	--	16,088,437.80	16,063,560.95	10/06/23
17	883100670	RT	Indiana	PA	Actual/360	5.151%	67,507.49	20,412.65	0.00	N/A	01/06/27	--	15,726,847.28	15,706,434.63	10/06/23
18	300571645	RT	Las Vegas	NV	Actual/360	5.950%	69,795.24	22,637.42	0.00	N/A	01/06/27	--	14,076,350.95	14,053,713.53	10/06/23
19	883100664	IN	Various	Various	Actual/360	4.763%	59,522.91	20,931.49	0.00	N/A	12/06/26	--	14,996,325.32	14,975,393.83	10/06/23
20	883100672	SS	Redwood City	CA	Actual/360	5.082%	64,583.75	0.00	0.00	N/A	01/06/27	--	15,250,000.00	15,250,000.00	10/06/23
21	883100671	RT	Muskegon	MI	Actual/360	5.251%	64,324.75	0.00	0.00	N/A	01/06/27	--	14,700,000.00	14,700,000.00	10/06/23
23	300571648	LO	New Bern	NC	Actual/360	5.970%	58,078.37	18,716.20	0.00	N/A	01/06/27	--	11,674,044.54	11,655,328.34	10/06/23
24	300571658	LO	Overland Park	KS	Actual/360	5.130%	45,928.91	19,446.45	0.00	N/A	02/06/27	--	10,743,605.45	10,724,159.00	09/06/23
25	300571641	RT	Baltimore	MD	Actual/360	5.380%	50,978.06	16,255.90	0.00	N/A	12/06/26	--	11,370,571.59	11,354,315.69	10/06/23
26	883100676	OF	Boynton Beach	FL	Actual/360	5.087%	46,108.43	16,238.96	0.00	N/A	01/06/27	10/06/26	10,876,766.50	10,860,527.54	10/06/23
27	307340027	LO	Gainesville	FL	Actual/360	5.359%	41,169.52	16,126.61	0.00	N/A	02/06/27	--	9,218,431.98	9,202,305.37	10/06/23
28	307340028	RT	Memphis	TN	Actual/360	4.146%	16,243.94	0.00	0.00	N/A	11/01/26	--	4,701,574.71	4,701,574.71	10/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28A	307340128				Actual/360	4.146%	16,243.94	0.00	0.00	N/A	11/01/26	--	4,701,574.71	4,701,574.71	10/01/23
29	883100668	RT	Kittanning	PA	Actual/360	4.928%	33,016.15	12,320.26	0.00	N/A	01/06/27	09/06/26	8,039,647.63	8,027,327.37	10/06/23
30	300571654	RT	Folsom	CA	Actual/360	5.150%	31,660.73	13,386.43	0.00	N/A	01/06/27	--	7,377,258.59	7,363,872.16	10/06/23
31	300571639	RT	Los Angeles	CA	Actual/360	5.400%	35,607.43	9,876.56	0.00	N/A	12/06/26	--	7,912,762.54	7,902,885.98	10/06/23
32	307340032	RT	Montclair	CA	Actual/360	5.064%	31,272.44	10,362.17	0.00	N/A	02/06/27	--	7,411,262.74	7,400,900.57	10/06/23
33	300571659	MF	Houston	TX	Actual/360	5.250%	30,036.09	12,207.49	0.00	N/A	02/06/27	--	6,865,393.03	6,853,185.54	10/06/23
34	307340034	LO	Memphis	TN	Actual/360	6.213%	33,811.91	15,494.21	0.00	N/A	02/06/27	--	6,530,022.00	6,514,527.79	10/06/23
35	300571664	LO	Bowling Green	OH	Actual/360	5.650%	31,084.18	11,054.03	0.00	N/A	02/06/27	--	6,601,950.62	6,590,896.59	10/06/23
36	883100628	MF	Inglewood	CA	Actual/360	4.269%	22,077.44	12,929.73	0.00	N/A	11/06/26	--	6,205,739.47	6,192,809.74	10/06/23
37	307340037	LO	Rancho Cordova	CA	Actual/360	5.577%	27,948.90	15,358.45	0.00	N/A	02/06/27	--	6,014,071.80	5,998,713.35	10/06/23
39	307340039	MF	Lansing	MI	Actual/360	5.413%	26,902.68	15,720.51	0.00	N/A	12/06/26	--	5,964,014.82	5,948,294.31	10/06/23
40	883100684	RT	Pflugerville	TX	Actual/360	5.221%	26,975.17	0.00	0.00	N/A	02/06/27	--	6,200,000.00	6,200,000.00	10/06/23
41	307340041	SS	Redlands	CA	Actual/360	4.680%	23,792.03	0.00	0.00	N/A	01/06/27	--	6,100,000.00	6,100,000.00	10/06/23
42	307340042	SS	National City	CA	Actual/360	4.536%	22,681.00	0.00	0.00	N/A	12/06/26	--	6,000,000.00	6,000,000.00	10/06/23
43	300571663	LO	Jackson	MS	Actual/360	5.660%	24,745.38	8,770.97	0.00	N/A	02/06/27	--	5,246,370.71	5,237,599.74	10/06/23
44	300571661	LO	Kansas City	MO	Actual/360	5.500%	23,973.04	8,958.72	0.00	N/A	02/06/27	--	5,230,480.73	5,221,522.01	10/06/23
45	300571665	RT	Lafayette	IN	Actual/360	5.390%	21,819.93	7,347.22	0.00	N/A	02/06/27	--	4,857,869.21	4,850,521.99	10/06/23
47	307340047	LO	Wichita Falls	TX	Actual/360	5.966%	21,484.96	10,625.36	0.00	N/A	01/06/27	--	4,321,698.51	4,311,073.15	10/06/23
48	307340048	RT	MacClenny	FL	Actual/360	5.277%	18,780.43	6,613.42	0.00	N/A	10/06/26	--	4,271,110.96	4,264,497.54	10/06/23
49	300571638	RT	Taft	CA	Actual/360	5.330%	18,108.60	7,242.59	0.00	N/A	12/06/26	--	4,076,982.22	4,069,739.63	10/06/23
50	300571656	MH	Grove City	OH	Actual/360	5.070%	16,002.43	5,641.88	0.00	N/A	11/06/26	--	3,787,556.23	3,781,914.35	10/06/23
51	883100633	MF	Panorama City	CA	Actual/360	4.269%	12,437.99	7,284.36	0.00	N/A	11/06/26	--	3,496,191.19	3,488,906.83	10/06/23
53	307340053	RT	New York	NY	Actual/360	5.194%	13,581.81	5,625.18	0.00	N/A	11/06/26	--	3,137,581.98	3,131,956.80	10/06/23
54	300571631	SS	Rockledge	FL	Actual/360	5.130%	13,796.10	4,808.64	0.00	N/A	09/06/26	--	3,227,158.08	3,222,349.44	10/06/23
55	883100630	MF	Tehachapi	CA	Actual/360	4.269%	9,017.55	5,281.15	0.00	N/A	11/06/26	--	2,534,738.96	2,529,457.81	10/06/23
56	300571642	RT	Various	Various	Actual/360	5.160%	10,483.32	3,866.05	0.00	N/A	12/06/26	--	2,437,981.00	2,434,114.95	10/06/23
57	300571640	MH	Various	MI	Actual/360	5.670%	8,991.95	2,578.06	0.00	N/A	01/01/27	--	1,903,057.17	1,900,479.11	10/01/23
Totals							3,163,452.62	625,175.09	0.00				750,610,591.44	749,985,416.35
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	3,754,652.12	1,537,143.72	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	10,273,290.82	5,851,681.80	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,901,655.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	17,820,818.69	18,127,557.05	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,854,628.00	3,654,204.94	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	16,328,812.00	8,199,551.95	07/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,069,791.52	1,192,542.02	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,415,346.00	870,661.75	01/01/23	03/31/23	--	0.00	0.00	112,164.66	112,164.66	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	56,082.33	56,082.33	0.00	0.00
10	3,328,999.80	2,407,483.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	11,654,941.00	11,654,941.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	5,914,425.17	3,473,548.96	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,847,018.27	1,063,072.72	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,345,910.00	698,782.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,475,165.36	1,159,856.38	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	766,500.00	228,562.27	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,732,961.00	615,905.25	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,784,608.28	832,540.82	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	4,765,720.24	2,409,491.20	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,141,134.07	1,002,348.74	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,464,485.29	732,785.75	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,406,487.30	2,509,769.24	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,431,068.91	1,778,840.06	07/01/22	06/30/23	--	0.00	0.00	65,330.59	65,330.59	0.00	0.00
25	887,644.92	476,327.40	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,258,403.60	760,985.54	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	11,427,655.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	750,822.97	394,420.77	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	735,621.20	282,196.56	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,012,764.00	487,992.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	978,191.07	552,579.79	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,003,892.87	574,540.87	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	930,912.05	885,391.03	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	797,601.86	376,425.32	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	590,631.15	302,797.56	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	786,452.20	277,869.35	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	532,140.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,185,521.26	580,026.64	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,062,614.70	586,087.63	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	171,589.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	879,648.15	745,350.35	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	602,649.84	213,346.56	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	840,975.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	429,395.12	269,394.05	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	401,442.08	187,050.95	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	513,897.47	243,468.65	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	238,462.96	118,450.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	342,598.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	137,839,946.85	78,315,972.64				0.00	0.00	233,577.58	233,577.58	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.057266%	5.021615%	39
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.057407%	5.027098%	40
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.057531%	5.028835%	41
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.057654%	5.028953%	42
06/16/23	0	0.00	0	0.00	2	29,468,499.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.057792%	5.034454%	43
05/17/23	0	0.00	0	0.00	2	29,499,816.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.057914%	5.034574%	44
04/17/23	0	0.00	0	0.00	2	29,535,394.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.058050%	5.034708%	45
03/17/23	0	0.00	0	0.00	2	29,566,402.75	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.058170%	5.034826%	46
02/17/23	0	0.00	0	0.00	2	29,610,518.48	0	0.00	0	0.00	0	0.00	0	0.00	1	2,986,845.34	5.058336%	5.034989%	47
01/18/23	0	0.00	0	0.00	3	32,904,764.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.060239%	5.035849%	48
12/16/22	0	0.00	0	0.00	3	32,942,834.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.060358%	5.035964%	49
11/18/22	0	0.00	0	0.00	3	32,985,655.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.060493%	5.036095%	50
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	307340009	09/06/23	0	B	112,164.66	112,164.66	0.00	19,579,476.65	06/03/20	98
9A	307340109	09/06/23	0	B	56,082.33	56,082.33	0.00	9,789,738.35	06/03/20	98
24	300571658	09/06/23	0	B	65,330.59	65,330.59	0.00	10,743,605.46
Totals					233,577.58	233,577.58	0.00	40,112,820.46
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		26,374,702	26,374,702	0		0
37 - 48 Months		698,610,714	698,610,714	0		0
49 - 60 Months		0	0	0		0
> 60 Months		25,000,000	25,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-23	749,985,416	749,985,416	0	0	0	0
Sep-23	750,610,591	750,610,591	0	0	0	0
Aug-23	751,178,243	751,178,243	0	0	0	0
Jul-23	751,743,354	751,743,354	0	0	0	0
Jun-23	752,360,910	722,892,411	0	0	29,468,500	0
May-23	752,920,725	723,420,908	0	0	29,499,817	0
Apr-23	753,533,179	723,997,784	0	0	29,535,395	0
Mar-23	754,087,744	724,521,342	0	0	29,566,403	0
Feb-23	754,805,814	725,195,296	0	0	29,610,518	0
Jan-23	758,618,262	725,713,498	0	0	32,904,765	0
Dec-22	759,172,220	726,229,386	0	0	32,942,834	0
Nov-22	759,779,767	726,794,112	0	0	32,985,655	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	307340009	19,555,259.74	19,579,476.65	64,500,000.00	06/14/23	616,789.50	0.67830	03/31/23	02/06/27	279
9A	307340109	9,777,629.89	9,789,738.35	64,500,000.00	06/14/23	6,902,196.00	1.61866	--	02/06/27	279
15	307340015	16,049,428.85	16,049,428.85	26,400,000.00	12/13/16	1,105,571.88	1.88580	06/30/23	01/06/27	278
16	883100675	16,063,560.95	16,063,560.95	23,600,000.00	12/12/16	161,102.77	0.59520	03/31/23	01/06/27	279
45	300571665	4,850,521.99	4,850,521.99	7,500,000.00	10/17/16	176,632.56	1.00930	06/30/23	02/06/27	279
Totals		66,296,401.42	66,332,726.79	186,500,000.00		8,962,292.71

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
9	307340009	LO	CA	06/03/20	98

Loan transferred for Borrower declared Imminent Default as a result of the Covid-19 pandemic. The Borrower has received an offer to sell the property and the Buyer was interested in assuming the loan, however, the contract was terminated. A

	Reinstatement Agreement was executed in Q2 2023 and the loan was brought current. Special Servicer is monitoring Loan and Property performance.

9A	307340109	Various	Various	06/03/20	98

Loan transferred for Borrower declared Imminent Default as a result of the Covid-19 pandemic. The Borrower has received an offer to sell the property and the Buyer was interested in assuming the loan, however, the contract was terminated. A

	Reinstatement Agreement was executed in Q2 2023 and the loan was brought current. Special Servicer is monitoring Loan and Property performance.

15	307340015	RT	CA	10/11/23	0
	Loan transferred to Special Servicer on 10/11/2023

16	883100675	OF	CO	06/21/23	13

Loan has recently transferred to SS, Borrowers have executed PNL and have hired a third party negotiator to consider all exit options. Borrowers are contemplating stipulating to a Receiver; Borrower are proposing a DPO offer as well.

45	300571665	RT	IN	08/15/23	13

The Loan transferred to the Special Servicer in February 2023 for non-monetary defaults. Special Servicer has connected with the Borrower and is determining next steps; Borrower is making DSC payments but is not in compliance with CMA.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	883100687	25,642,592.64	5.50300%	25,642,592.64	5.50300%		08/31/20	09/06/20	11/12/20
28	307340028	4,701,574.71	4.14600%	4,638,573.29	4.14600%	10	12/31/20	05/01/20	--
28A	307340128	0.00	4.14600%	0.00	4.14600%	10	12/31/20	05/01/20	05/11/21
43	300571663	5,565,142.29	5.66000%	5,510,460.09	5.66000%	10	06/06/21	06/12/21	--
43	300571663	0.00	5.66000%	0.00	5.66000%	10	06/22/21	12/06/20	08/11/21
Totals		30,344,167.35		30,281,165.93
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
52	307340052 02/17/23	3,263,585.66	3,450,000.00	3,815,469.52	821,037.44	3,815,469.52	2,994,432.08	269,153.58	0.00	(117,747.80)	386,901.38	10.31%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		3,263,585.66	3,450,000.00	3,815,469.52	821,037.44	3,815,469.52	2,994,432.08	269,153.58	0.00	(117,747.80)	386,901.38

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/17/23	0.00	(1,128.24)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(1,163.34)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(1,159.90)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(1,102.77)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(816.61)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(776.39)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(811.89)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(772.35)	0.00	0.00	0.00	0.00	0.00	0.00
52	307340052	09/15/23	0.00	0.00	386,901.38	0.00	0.00	5,500.00	0.00	0.00	386,901.38
		06/16/23	0.00	0.00	381,401.38	0.00	0.00	112,247.80	0.00	0.00
		02/17/23	0.00	0.00	269,153.58	0.00	0.00	269,153.58	0.00	0.00
Current Period Totals			0.00	(1,128.24)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(7,731.49)	386,901.38	0.00	0.00	386,901.38	0.00	0.00	386,901.38

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
16	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	162.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28A	0.00	0.00	0.00	0.00	162.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	0.00	0.00	335.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,000.00	0.00	660.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		7,660.04

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the BBCMS2017-C1 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 28 of 28